Concentration of Risks	12 Months Ended
Jun. 30, 2026
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS

22. CONCENTRATION OF RISKS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the Years Ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Customer A	493,238	76%	291,292	23%	*	*	%
Customer B	82,292	13%	*	* %	*	*	%
Customer C	*	* %	901,127	71%	*	*	%

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2026			2025
	Amount	%		Amount	%
	USD			USD
Customer A	*	*	%	169,781	97%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the Years Ended June 30,
	2026		2025		2024
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Supplier A	139,002	29%	75,796	19%	*	*
Supplier B	83,085	17%	*	*	*	*
Supplier C	73,852	15%	73,114	19%	*	*
Supplier D	50,517	11%	*	*	*	*
Supplier E	*	*	49,721	13%	*	*
Supplier F	*	*	*	*	230,571	14%
Supplier G	*	*	*	*	176,266	11%
Supplier H	*	*	*	*	177,418	11%

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2026		2025
	Amount	%	Amount	%
	USD		USD
Supplier C	*	*	64,657	35%
Supplier A	*	*	53,686	29%
Supplier B	*	*	18,333	10%